Restatement of Previously Issued Audited Financial Statements	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Audited Financial Statements	Restatement of Previously Issued Audited Financial Statements
As previously mentioned in Note 1 - Company Overview, the Company has restated previously issued financial statements after considering newly released guidance by the SEC staff regarding the accounting and reporting for warrants.

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies (“SPACs”) entitled "Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies” (the “SEC Statement”). Specifically, the SEC Statement clarified guidance for all SPAC-related companies regarding the accounting and reporting for “certain features of warrants issued in SPAC transactions” that “may be common across many entities” and are related to warrants of a kind similar to those issued by the Company. The SEC Statement focused in part on provisions in warrant agreements that provide for potential changes to the settlement amounts dependent upon the characteristics of the warrant holder, and because the holder of such warrants would not be an input into the pricing of a fixed-for-fixed option on equity shares, such provision would preclude such warrants from being classified in equity and thus such warrants should be classified as a liability. Based on ASC 815-40, Contracts in an Entity’s Own Equity, warrant instruments that do not meet the criteria to be considered indexed to an entity’s own stock shall be initially classified as liabilities at their estimated fair values. The misstatements that caused the Company to conclude that its financial statements should be restated are the result of a misapplication of the guidance on accounting for certain of its issued warrants, which came to light following issuance of the SEC Statement. In periods subsequent to issuance, changes in the estimated fair value of the derivative instruments should be reported in the statement of operations and comprehensive income (loss).

The following presents the restated consolidated condensed financial statements as of and for the year ended December 31, 2020. The consolidated Statement of Stockholders' Equity reflects the restatement adjustments presented in the consolidated Balance Sheets presented below.

HYCROFT MINING HOLDING CORPORATION CONSOLIDATED CONDENSED BALANCE SHEETS (U.S. dollars in thousands, except share amounts)
	December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Total Assets	$232,626	$—	$232,626
Liabilities:
Current Liabilities	$21,681	$—	$21,681
Other liabilities, non-current	1,712	(62)	1,650
Debt, net, non-current	142,665	—	142,665
Royalty obligation, non-current	29,839	—	29,839
Asset retirement obligation, non-current	4,785	—	4,785
Warrant Liability, non-current	—	15,389	15,389
Total Liabilities	$200,682	$15,327	$216,009
Stockholders' (deficit) equity:
Common stock	$6	$—	$6
Additional paid-in capital	548,975	(11,605)	537,370
Accumulated deficit	(517,037)	(3,722)	(520,759)
Total stockholders' equity (deficit)	$31,944	$(15,327)	$16,617
Total liabilities and stockholders' equity (deficit)	$232,626	$—	$232,626

HYCROFT MINING HOLDING CORPORATION CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (U.S. dollars in thousands, except share amounts)
	December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Revenue	$47,044	$—	$47,044
Total cost of sales	(109,621)	—	(109,621)
Operating Expenses	(26,789)	—	(26,789)
Loss from Operations	(89,366)	—	(89,366)
Other Income and Expense:
Interest expense, net of capitalized interest	(43,458)	—	(43,458)
Fair value adjustment to Warrants	(45)	(3,722)	(3,767)
Interest Income	199	—	199
Loss before reorganization items and income taxes	(132,670)	(3,722)	(136,392)
Reorganization items	—	—	—
Net loss	$(132,670)	$(3,722)	$(136,392)

	HYCROFT MINING HOLDING CORPORATION CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS (U.S. dollars in thousands, except share amounts)
	December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Net loss	$(132,670)	$(3,722)	$(136,392)
Adjustments to reconcile net loss for the period to net cash used in operating activities:
Non-cash portion of interest expense - Note 10	38,843	—	38,843
Write-down of production inventories - Note 4	17,924	—	17,924
Impairment on equipment not in use - Note 5	5,331	—	5,331
Depreciation and amortization	5,886	—	5,886
Stock-based compensation - Note 15	2,380	—	2,380
Salary continuation and compensation costs	2,116	—	2,116
Fair value adjustment to Warrants	45	3,722	3,767
Accretion - Note 12	374	—	374
Phantom share compensation	225	—	225
Amortization reduction of Sprott Royalty Obligation - Note 10	(37)	—	(37)
Reduction in asset retirement obligation	—	—	—
Change in value of phantom shares	—	—	—
Changes in operating assets and liabilities	(50,925)	—	(50,925)
Net cash used in operating activities	(110,508)	—	(110,508)
Net cash used in investing activities	(31,124)	—	(31,124)
Cash flows from financing activities:	188,705	—	188,705
Net increase (decrease) in cash and restricted cash	47,073	—	47,073
Cash and restricted cash, beginning of period	48,967	—	48,967
Cash and restricted cash, end of period	$96,040	$—	$96,040
Total cash and restricted cash	$96,040	$—	$96,040